Cash and cash equivalents (excluding overdrafts)	12 Months Ended
Dec. 31, 2025
Statements [Line Items]
Cash and cash equivalents (excluding overdrafts)
17. Cash and cash equivalents (excluding overdrafts)

All figures in £ millions	2025	2024

Cash at bank and in hand	327	444

Short-term bank deposits	6	99

Cash and cash equivalents	333	543

All figures in £ millions	2025	2024

Cash and cash equivalents	333	543

Bank overdrafts	–	–

Cash and cash equivalents in the cash flow statement	333	543
Included within cash at bank and in hand is £
11
m (2024: £62m) of money market funds. Short-term bank deposits are invested with banks and earn interest at the prevailing short-term deposit rates.
At the end of 2025, the currency split of cash and cash equivalents was US dollar
29
% (2024: 33%), sterling
14
% (2024: 27%), and other
57
% (2024: 40%).
Cash and cash equivalents have fair values that approximate to their carrying value due to their short-term nature.
The Group has certain cash pooling arrangements in US dollars, sterling
, Euro
and Canadian dollars where both the company and the bank have a legal right of offset. The company presents these amounts net in the balance sheet where legal right of offset exists and the company has the intention to settle net if required. As at 31 December 2025, £
nil
 of financial liabilities (2024: £2m) were presented net within financial assets.